UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08343
                                                    ----------

                           Phoenix Investment Trust 97
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,               John H. Beers, Esq.
Counsel and Secretary for Registrant           Vice President and Counsel
   Phoenix Life Insurance Company            Phoenix Life Insurance Company
         One American Row                             One American Row
      Hartford, CT 06103-2899                     Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                   Date of reporting period: November 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

PHOENIX INVESTMENT TRUST 97
GLOSSARY
NOVEMBER 30, 2006

REIT (REAL ESTATE INVESTMENT TRUST)
Publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Phoenix Quality Small-Cap Fund

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ----------   ----------

DOMESTIC COMMON STOCKS--86.9%

APPAREL, ACCESSORIES & LUXURY GOODS--3.7%
Cherokee, Inc.                                            2,640   $   111,804

ASSET MANAGEMENT & CUSTODY BANKS--8.2%
American Capital Strategies Ltd.                          2,725       123,388
MCG Capital Corp.                                         6,235       121,832
                                                                  -----------
                                                                      245,220
                                                                  -----------

COMMUNICATIONS EQUIPMENT--3.9%
Inter-Tel, Inc.                                            5,212      116,175

DATA PROCESSING & OUTSOURCED SERVICES--4.5%
Syntel, Inc.                                               4,555      134,464

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.2%
McGrath RentCorp                                           4,010      126,315

ENVIRONMENTAL & FACILITIES SERVICES--4.2%
ABM Industries, Inc.                                       6,120      127,112

HEALTH CARE EQUIPMENT--2.1%
Young Innovations, Inc.                                    1,750       62,475

HEALTH CARE SERVICES--3.4%
Landauer, Inc.                                             1,850      100,622

HOME FURNISHINGS--4.2%
Tempur-Pedic International, Inc.(b)                        5,910      124,583

INDUSTRIAL MACHINERY--8.4%
CLARCOR, Inc.                                              3,705      122,302
Lincoln Electric Holdings, Inc.                            2,115      128,698
                                                                   ----------
                                                                      251,000
                                                                   ----------

INSURANCE BROKERS--4.2%
National Financial Partners Corp.                          2,745      124,403

INTERNET SOFTWARE & SERVICES--2.1%
Computer Service, Inc.                                     2,075       61,731

OIL & GAS REFINING & MARKETING--4.2%
World Fuel Services Corp.                                  2,610      126,585

OIL & GAS STORAGE & TRANSPORTATION--4.2%
Crosstex Energy, Inc.                                      1,285      124,722

                                                        SHARES       VALUE
                                                      ----------   ----------

PERSONAL PRODUCTS--2.6%
Chattem, Inc.(b)                                           1,580   $   77,009

REGIONAL BANKS--4.2%
Cathay General Bancorp                                     3,700      127,132

SPECIALIZED CONSUMER SERVICES--4.3%
Matthews International Corp. Class A                       3,240      130,086

SPECIALIZED FINANCE--1.7%
Financial Federal Corp.                                    1,840       50,968

SPECIALIZED REIT'S--4.0%
Entertainment Properties Trust                             1,950      118,365

SPECIALTY CHEMICALS--2.4%
Balchem Corp.                                              2,830       73,439

THRIFTS & MORTGAGE FINANCE--2.2%
Washington Federal, Inc.                                   2,820       65,537

TRUCKING--4.0%
Landstar System, Inc.                                      2,680      120,707
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $2,327,405)                                        2,600,454
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--86.9%
(IDENTIFIED COST $2,327,405)                                        2,600,454(a)

Other assets and liabilities, net--13.1%                              393,241
                                                                   ----------
NET ASSETS--100.0%                                                 $2,993,695
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $279,391 and gross depreciation of $6,421 for federal income tax purposes. At November 30, 2006, the aggregate cost of securities for federal income tax purposes was $2,327,484.
(b)   Non-income producing.

Phoenix Small-Cap Sustainable Growth Fund

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ----------   ----------

DOMESTIC COMMON STOCKS--93.6%

AEROSPACE & DEFENSE--0.9%
HEICO Corp. Class A                                          700   $   21,070

AIR FREIGHT & LOGISTICS--4.5%
Pacer International, Inc.                                  3,420      102,429

APPLICATION SOFTWARE--7.9%
FactSet Research Systems, Inc.                             1,790       94,655
Kronos, Inc.(b)                                            2,330       82,156
                                                                   ----------
                                                                      176,811
                                                                   ----------

CASINOS & GAMING--4.0%
Shuffle Master, Inc.(b)                                    2,920       90,929

CONSUMER FINANCE--3.4%
World Acceptance Corp.(b)                                  1,665       75,574

EDUCATION SERVICES--4.7%
Bright Horizons Family Solutions,
  Inc.(b)                                                  1,990       73,152
Strayer Education, Inc.                                      300       33,015
                                                                   ----------
                                                                      106,167
                                                                   ----------

ELECTRICAL COMPONENTS & EQUIPMENT--3.6%
Franklin Electric Co., Inc.                                1,545       80,062

ELECTRONIC EQUIPMENT MANUFACTURERS--8.8%
Daktronics, Inc.                                           2,895      104,741
Measurement Specialties, Inc.(b)                           3,865       93,456
                                                                   ----------
                                                                      198,197
                                                                   ----------

HEALTH CARE EQUIPMENT--8.7%
ABAXIS, Inc.(b)                                            5,100       98,481
Kensey Nash Corp.(b)                                       3,150       96,642
                                                                   ----------
                                                                      195,123
                                                                   ----------

HEALTH CARE FACILITIES--4.0%
Odyssey HealthCare, Inc.(b)                                7,345       90,931

HOMEFURNISHING RETAIL--4.6%
Aaron Rents, Inc.                                          3,860      103,139

IT CONSULTING & OTHER SERVICES--4.1%
SI International, Inc.(b)                                  2,670       91,928

                                                        SHARES       VALUE
                                                      ----------   ----------

LIFE SCIENCES TOOLS & SERVICES--2.8%
Techne Corp.(b)                                            1,160   $   62,373

OIL & GAS EQUIPMENT & SERVICES--4.7%
CARBO Ceramics, Inc.                                       2,705      105,252

PHARMACEUTICALS--3.9%
KV Pharmaceutical Co. Class A(b)                           3,590       87,237

REGIONAL BANKS--3.9%
Wintrust Financial Corp.                                   1,825       86,907

RESTAURANTS--4.2%
Cheesecake Factory, Inc. (The)(b)                          3,375       93,487

SEMICONDUCTOR EQUIPMENT--3.4%
Cabot Microelectronics Corp.(b)                            2,405       76,118

SEMICONDUCTORS--5.4%
Power Integrations, Inc.(b)                                4,330      120,634

TECHNOLOGY DISTRIBUTORS--3.6%
ScanSource, Inc.(b)                                        2,635       80,420

TRADING COMPANIES & DISTRIBUTORS--2.5%
NuCo2, Inc.(b)                                             2,245       56,058
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1,932,758)                                        2,100,846
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--93.6%
(IDENTIFIED COST $1,932,758)                                        2,100,846(a)

Other assets and liabilities, net--6.4%                               142,461
                                                                   ----------
NET ASSETS--100.0%                                                 $2,243,307
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $212,224 and gross depreciation of $44,136 for federal income tax purposes. At November 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,932,758.
(b)   Non-income producing.

Phoenix Small-Cap Value Fund

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ----------   ----------

DOMESTIC COMMON STOCKS--97.5%

AEROSPACE & DEFENSE--1.7%
Armor Holdings, Inc.(b)(d)                                39,600   $2,239,380
Ducommun, Inc.(b)                                          3,200       73,504
K&F Industries Holdings, Inc.(b)(d)                       11,400      237,462
Triumph Group, Inc.(d)                                    27,200    1,443,232
                                                                   ----------
                                                                    3,993,578
                                                                   ----------

AIRLINES--0.9%
ExpressJet Holdings, Inc.(b)(d)                          154,300    1,218,970
Frontier Airlines Holdings, Inc.(b)(d)                    62,900      515,780
Republic Airways Holdings, Inc.(b)                        19,800      341,946
                                                                   ----------
                                                                    2,076,696
                                                                   ----------

APPAREL RETAIL--2.2%
Charming Shoppes, Inc.(b)                                  2,200       29,766
Men's Wearhouse, Inc. (The)                               71,000    2,719,300
Shoe Carnival, Inc.(b)                                    38,300    1,032,568
Talbots, Inc.                                             56,600    1,410,472
                                                                   ----------
                                                                    5,192,106
                                                                   ----------

APPAREL, ACCESSORIES & LUXURY GOODS--2.2%
Kellwood Co.(d)                                           49,600    1,550,000
Perry Ellis International, Inc.(b)                        26,700    1,013,265
Phillips-Van Heusen Corp.(d)                              28,900    1,425,637
Warnaco Group, Inc. (The)(b)                              39,800    1,031,616
                                                                   ----------
                                                                    5,020,518
                                                                   ----------

APPLICATION SOFTWARE--0.6%
Netscout Systems, Inc.(b)                                 11,200       87,472
TIBCO Software, Inc.(b)                                  128,400    1,195,404
                                                                   ----------
                                                                    1,282,876
                                                                   ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
MCG Capital Corp.(d)                                      65,200    1,274,008

AUTO PARTS & EQUIPMENT--1.0%
ArvinMeritor, Inc.                                        89,800    1,554,438
Standard Motor Products, Inc.                             49,000      675,220
                                                                   ----------
                                                                    2,229,658
                                                                   ----------

AUTOMOTIVE RETAIL--1.2%
Asbury Automotive Group, Inc.                             37,400      880,396
CSK Auto Corp.(b)                                         40,000      666,000

                                                        SHARES       VALUE
                                                      ----------   ----------

AUTOMOTIVE RETAIL--(CONTINUED)
Group 1 Automotive, Inc.(d)                               26,600   $1,356,334
                                                                   ----------
                                                                    2,902,730
                                                                   ----------

BUILDING PRODUCTS--0.7%
American Woodmark Corp.(d)                                37,300    1,454,327
PW Eagle, Inc.(d)                                          6,900      235,566
                                                                   ----------
                                                                    1,689,893
                                                                   ----------

CATALOG RETAIL--0.2%
Systemax, Inc.(b)(d)                                      37,500      506,625

COAL & CONSUMABLE FUELS--0.8%
USEC, Inc.(b)                                            143,500    1,788,010

COMMERCIAL PRINTING--1.1%
Consolidated Graphics, Inc.(b)(d)                         18,600    1,088,100
Ennis, Inc.                                               65,100    1,484,931
                                                                   ----------
                                                                    2,573,031
                                                                   ----------

COMMODITY CHEMICALS--1.8%
Georgia Gulf Corp.                                        67,300    1,370,901
Spartech Corp.                                            54,000    1,615,680
Westlake Chemical Corp.                                   34,300    1,123,325
                                                                   ----------
                                                                    4,109,906
                                                                   ----------

COMMUNICATIONS EQUIPMENT--4.1%
Anaren, Inc.(b)                                           12,300      252,765
Avocent Corp.(b)                                          46,600    1,620,748
Bel Fuse, Inc. Class B                                     3,300      121,110
CommScope, Inc.(b)(d)                                     41,500    1,252,055
Comtech Telecommunications Corp.(b)(d)                    22,050      783,216
Harris Corp.                                              51,900    2,185,509
Polycom, Inc.(b)(d)                                       58,100    1,675,604
UTStarcom, Inc.(b)(d)                                    172,600    1,532,688
                                                                   ----------
                                                                    9,423,695
                                                                   ----------

COMPUTER STORAGE & PERIPHERALS--1.2%
Komag, Inc.(b)(d)                                         68,300    2,696,484

CONSTRUCTION & ENGINEERING--0.8%
EMCOR Group, Inc.(b)(d)                                   31,000    1,849,770

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Commercial Vehicle Group, Inc.(b)                         41,800      978,120

DEPARTMENT STORES--0.9%
Bon-Ton Stores, Inc. (The)(d)                             17,800      665,542

Phoenix Small-Cap Value Fund

                                                        SHARES       VALUE
                                                      ----------   ----------

DEPARTMENT STORES--(CONTINUED)
Dillard's, Inc. Class A(d)                                40,800   $1,451,256
                                                                   ----------
                                                                    2,116,798
                                                                   ----------

DISTRIBUTORS--0.6%
Building Materials Holding Corp.                          57,500    1,416,800

DIVERSIFIED BANKS--0.1%
Intervest Bancshares Corp.(b)(d)                           6,900      240,672

DIVERSIFIED CHEMICALS--0.6%
Olin Corp.                                                84,700    1,417,031

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
Avis Budget Group, Inc.                                   30,000      613,800
CRA International, Inc.(b)(d)                              8,200      423,366
Geo Group, Inc. (The)(b)                                  22,000      826,320
                                                                   ----------
                                                                    1,863,486
                                                                   ----------

DIVERSIFIED REIT'S--0.1%
Investors Real Estate Trust                                4,800       48,768
Winthrop Realty Trust                                     40,300      258,323
                                                                   ----------
                                                                      307,091
                                                                   ----------

DRUG RETAIL--0.6%
Longs Drug Stores Corp.(d)                                34,000    1,397,060

ELECTRIC UTILITIES--0.7%
Cleco Corp.                                               14,400      369,072
Unisource Energy Corp.                                    31,900    1,171,687
                                                                   ----------
                                                                    1,540,759
                                                                   ----------

ELECTRICAL COMPONENTS & EQUIPMENT--2.5%
Genlyte Group, Inc. (The)(b)                              10,400      882,544
Regal-Beloit Corp.                                        36,400    1,861,132
Smith (A.O.) Corp.                                        46,100    1,649,919
Superior Essex, Inc.(b)                                   37,300    1,320,420
                                                                   ----------
                                                                    5,714,015
                                                                   ----------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
Newport Corp.(b)                                          49,300    1,071,289
Planar Systems, Inc.(b)                                   49,500      495,990
Technitrol, Inc.(d)                                       55,400    1,522,392
                                                                   ----------
                                                                    3,089,671
                                                                   ----------

ELECTRONIC MANUFACTURING SERVICES--2.3%
Benchmark Electronics, Inc.(b)(d)                         39,000      947,310
CTS Corp.                                                  7,000      106,960
Merix Corp.(b)                                            86,300      796,549
Plexus Corp.(b)(d)                                        55,600    1,342,740
TTM Technologies, Inc.(b)                                 97,600    1,230,736

                                                        SHARES       VALUE
                                                      ----------   ----------

ELECTRONIC MANUFACTURING SERVICES--(CONTINUED)
Zygo Corp.(b)                                             57,100   $  940,437
                                                                   ----------
                                                                    5,364,732
                                                                   ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.5%
Central Parking Corp.(d)                                  57,500    1,049,950

FOOD DISTRIBUTORS--0.3%
Spartan Stores, Inc.(d)                                   33,800      710,814

GAS UTILITIES--0.1%
Laclede Group, Inc. (The)                                  8,300      303,614

HEALTH CARE EQUIPMENT--0.6%
Cantel Medical Corp.(b)(d)                                26,100      364,356
CONMED Corp.(b)                                            7,900      174,827
Greatbatch, Inc.(b)(d)                                    30,400      790,704
                                                                   ----------
                                                                    1,329,887
                                                                   ----------

HEALTH CARE FACILITIES--0.3%
LifePoint Hospitals, Inc.(b)                               4,400      152,724
Medcath Corp.(b)                                          25,500      659,940
                                                                   ----------
                                                                      812,664
                                                                   ----------

HEALTH CARE SERVICES--0.4%
Res-Care, Inc.(b)                                         53,100      976,509

HEAVY ELECTRICAL EQUIPMENT--0.1%
AZZ, Inc.(b)                                               7,100      302,602

HOME FURNISHINGS--0.6%
Furniture Brands International, Inc.(d)                   64,400    1,108,968
Hooker Furniture Corp.(d)                                 12,000      178,320
                                                                   ----------
                                                                    1,287,288
                                                                   ----------

HOMEBUILDING--0.7%
Meritage Homes Corp.(b)                                   33,100    1,607,336

HOMEFURNISHING RETAIL--0.6%
Rent-A-Center, Inc.(b)                                    54,300    1,484,562

HOTELS, RESORTS & CRUISE LINES--0.7%
Bluegreen Corp.(b)(d)                                     22,100      300,781
Interstate Hotels & Resorts, Inc.(b)                     120,600      941,886
Sunterra Corp.(b)                                         42,600      443,040
                                                                   ----------
                                                                    1,685,707
                                                                   ----------

HOUSEHOLD PRODUCTS--0.6%
Spectrum Brands, Inc.(b)                                 160,800    1,421,472

HOUSEWARES & SPECIALTIES--0.3%
CSS Industries, Inc.                                      10,400      320,944

Phoenix Small-Cap Value Fund

                                                        SHARES       VALUE
                                                      ----------   ----------

HOUSEWARES & SPECIALTIES--(CONTINUED)
Lifetime Brands, Inc.(d)                                  14,500   $  291,450
                                                                   ----------
                                                                      612,394
                                                                   ----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.6%
Kelly Services, Inc. Class A                               7,500      218,550
Kforce, Inc.(b)(d)                                        76,600    1,019,546
Spherion Corp.(b)                                         20,700      149,040
                                                                   ----------
                                                                    1,387,136
                                                                   ----------

HYPERMARKETS & SUPER CENTERS--0.7%
BJ's Wholesale Club, Inc.(b)                              48,100    1,553,630

INDUSTRIAL MACHINERY--2.9%
Barnes Group, Inc.                                        44,800      938,560
Columbus McKinnon Corp.(b)                                20,800      483,184
EnPro Industries, Inc.(b)                                 42,400    1,478,912
Gardner Denver, Inc.(b)                                   50,000    1,912,000
Mueller Industries, Inc.(d)                               43,100    1,469,710
Tennant Co.                                               17,300      502,565
                                                                   ----------
                                                                    6,784,931
                                                                   ----------

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
CT Communications, Inc.(d)                                52,400    1,067,912

INTERNET RETAIL--0.4%
FTD Group, Inc.(b)                                        48,800      854,976

INTERNET SOFTWARE & SERVICES--1.8%
EarthLink, Inc.(b)(d)                                    156,200    1,016,862
Greenfield Online, Inc(b)                                 19,800      251,658
RealNetworks, Inc.(b)(d)                                 147,600    1,697,400
United Online, Inc.                                       95,100    1,277,193
                                                                   ----------
                                                                    4,243,113
                                                                   ----------

INVESTMENT BANKING & BROKERAGE--1.0%
Knight Capital Group, Inc. Class A(b)                     84,300    1,484,523
SWS Group, Inc.                                           24,000      776,880
                                                                   ----------
                                                                    2,261,403
                                                                   ----------

IT CONSULTING & OTHER SERVICES--2.2%
Keane, Inc.(b)                                            87,400    1,083,760
MPS Group, Inc.(b)                                       108,300    1,623,417
Perot Systems Corp. Class A(b)(d)                         88,500    1,391,220
SYKES Enterprises, Inc.(b)                                60,600    1,044,138
                                                                   ----------
                                                                    5,142,535
                                                                   ----------

LEISURE PRODUCTS--1.2%
JAKKS Pacific, Inc.(b)(d)                                 47,800    1,044,430
K2, Inc.(b)                                               80,000    1,081,600

                                                        SHARES       VALUE
                                                      ----------   ----------

LEISURE PRODUCTS--(CONTINUED)
RC2 Corp.(b)                                              13,900   $  595,893
                                                                   ----------
                                                                    2,721,923
                                                                   ----------

LIFE & HEALTH INSURANCE--0.3%
FBL Financial Group Inc., Class A                         19,200      756,480

MANAGED HEALTH CARE--1.8%
AMERIGROUP Corp.(b)                                       47,000    1,606,930
HealthSpring, Inc.(b)                                     77,300    1,492,663
Molina Healthcare, Inc.(b)(d)                             34,200    1,162,458
                                                                   ----------
                                                                    4,262,051
                                                                   ----------

MARINE--0.1%
Navios Maritime Holding, Inc.                             37,700      199,056

METAL & GLASS CONTAINERS--0.7%
Greif, Inc. Class A                                       17,300    1,715,295

MORTGAGE REIT'S--2.0%
American Home Mortgage Investment Corp.(d)                41,900    1,482,003
Arbor Realty Trust, Inc.                                  28,700      810,488
Capital Trust, Inc. Class A(d)                            33,600    1,497,888
NorthStar Realty Finance Corp.                            51,000      809,370
                                                                   ----------
                                                                    4,599,749
                                                                   ----------

MULTI-LINE INSURANCE--0.6%
Horace Mann Educators Corp.                               64,200    1,298,124

MULTI-SECTOR HOLDINGS--0.2%
Compass Diversified Trust(d)                              23,400      400,140

MULTI-UTILITIES--0.5%
Avista Corp.(d)                                           41,600    1,120,288

OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc. Class A                                   12,000      212,400
United Stationers, Inc.(b)                                 4,200      194,796
                                                                   ----------
                                                                      407,196
                                                                   ----------

OIL & GAS DRILLING--0.8%
Bronco Drilling Co, Inc.(b)(d)                            47,100      909,972
Pioneer Drilling Co.(b)(d)                                60,600      877,488
                                                                   ----------
                                                                    1,787,460
                                                                   ----------

OIL & GAS EQUIPMENT & SERVICES--2.5%
Basic Energy Service, Inc.(b)(d)                          55,100    1,392,377
Gulfmark Offshore, Inc.(b)                                11,700      471,159
Hornbeck Offshore Services, Inc.(b)                       30,000    1,132,200
Oil States International, Inc.(b)(d)                      30,000    1,044,300
SEACOR Holdings, Inc.(b)(d)                               19,900    1,873,983
                                                                   ----------
                                                                    5,914,019
                                                                   ----------

Phoenix Small-Cap Value Fund

                                                        SHARES       VALUE
                                                      ----------   ----------

OIL & GAS EXPLORATION & PRODUCTION--1.5%
Chesapeake Energy Corp.(d)                                71,900   $2,446,757
Swift Energy Co.(b)(d)                                    22,000    1,124,420
                                                                   ----------
                                                                    3,571,177
                                                                   ----------

OIL & GAS REFINING & MARKETING--1.2%
Tesoro Corp.(d)                                           39,000    2,747,550

OIL & GAS STORAGE & TRANSPORTATION--1.5%
General Maritime Corp.(d)                                 34,000    1,197,480
OMI Corp.(d)                                              63,400    1,481,024
Overseas Shipholding Group, Inc.                          16,000      920,960
                                                                   ----------
                                                                    3,599,464
                                                                   ----------

PACKAGED FOODS & MEATS--0.6%
Chiquita Brands International, Inc.                      105,200    1,504,360

PAPER PACKAGING--0.8%
Rock-Tenn Co. Class A                                     70,000    1,764,000

PAPER PRODUCTS--0.2%
Buckeye Technologies, Inc.(b)                             42,000      493,080

PERSONAL PRODUCTS--0.2%
Arden (Elizabeth), Inc.(b)                                25,900      476,560

PHARMACEUTICALS--0.9%
Bradley Pharmaceuticals, Inc.(b)(d)                       24,800      522,288
Sciele Pharma, Inc.(b)(d)                                 66,100    1,494,521
                                                                   ----------
                                                                    2,016,809
                                                                   ----------

PROPERTY & CASUALTY INSURANCE--5.6%
21st Century Insurance Group(d)                           42,600      728,034
Affirmative Insurance Holdings, Inc.                      11,000      177,210
Amerisafe, Inc.(b)                                        11,700      159,822
Argonaut Group, Inc.(b)                                   17,300      586,124
CNA Surety Corp.(b)                                       21,700      433,132
Commerce Group, Inc. (The)                                48,600    1,482,786
EMC Insurance Group, Inc.(d)                              35,500    1,224,040
FPIC Insurance Group, Inc.(b)                              6,300      244,125
Harleysville Group, Inc.                                  30,900    1,098,804
James River Group, Inc.(b)                                 4,700      157,920
Meadowbrook Insurance Group, Inc.(b)                     102,300      997,425
Navigators Group, Inc. (The)(b)                           20,600      953,162
Nymagic, Inc.                                              3,000      101,910
Procentury Corp.                                           2,300       40,687
Safety Insurance Group, Inc.(d)                           23,600    1,236,168
SeaBright Insurance Holdings, Inc.(b)                     52,200      832,590
Selective Insurance Group, Inc.(d)                        45,400    2,520,608
                                                                   ----------
                                                                   12,974,547
                                                                   ----------

                                                        SHARES       VALUE
                                                      ----------   ----------

PUBLISHING--0.5%
Belo Corp. Class A(d)                                     61,500   $1,119,300
Journal Communications, Inc. Class A                       2,400       28,416
                                                                   ----------
                                                                    1,147,716
                                                                   ----------

REGIONAL BANKS--3.3%
1st Source Corp.                                           9,100      284,557
Bank of Granite Corp.                                     16,925      315,651
City Holding Co.                                           1,700       67,150
Community Trust Bancorp, Inc.                              5,600      226,296
Financial Institutions, Inc.(d)                            1,200       28,008
First BanCorp(d)                                         144,400    1,446,888
First Community Bancshares, Inc.(d)                        1,300       48,958
Heartland Financial USA, Inc.                              2,500       72,375
Integra Bank Corp.(d)                                      7,600      211,660
Mercantile Bank Corp                                       1,300       49,680
NBT Bancorp, Inc.(d)                                       5,900      146,025
Pacific Capital Bancorp                                   32,200    1,049,398
R-G Financial Corp. Class B                              125,500      932,465
Security Bank Corp                                         2,600       64,740
Southwest Bancorp, Inc.                                   22,900      611,659
Sterling Financial Corp.                                  12,600      292,824
TCF Financial Corp.                                       56,500    1,475,780
Vineyard National Bancorp(d)                               4,100       88,642
Washington Trust Bancorp, Inc.                             7,500      210,675
                                                                   ----------
                                                                    7,623,431
                                                                   ----------

REITS--1.5%
Anworth Mortgage Asset Corp.                              35,400      334,176
Impac Mortgage Holdings, Inc.(d)                         166,700    1,635,327
Newcastle Investment Corp.                                50,200    1,503,490
                                                                   ----------
                                                                    3,472,993
                                                                   ----------

RESTAURANTS--1.0%
Jack in the Box, Inc.(b)                                  36,700    2,256,683
Steak n Shake Co. (The)(b)(d)                              9,100      156,702
                                                                   ----------
                                                                    2,413,385
                                                                   ----------

RETAIL REIT'S--0.2%
Kite Realty Group Trust                                   20,600      390,164

SEMICONDUCTOR EQUIPMENT--1.2%
Advanced Energy Industries, Inc.(b)                       58,600    1,009,678
MKS Instruments, Inc.(b)                                  58,500    1,217,385
Photronics, Inc.(b)                                       30,900      487,293
                                                                   ----------
                                                                    2,714,356
                                                                   ----------

SEMICONDUCTORS--1.1%
AMIS Holdings, Inc.(b)                                    27,000      291,600

Phoenix Small-Cap Value Fund

                                                        SHARES       VALUE
                                                      ----------   ----------

SEMICONDUCTORS--(CONTINUED)
IXYS Corp.(b)                                             21,800   $  209,062
OmniVision Technologies, Inc.(b)                          86,200    1,404,198
Pericom Semiconductor Corp.(b)                            35,300      407,009
Standard Microsystems Corp.(b)                             9,500      302,765
                                                                   ----------
                                                                    2,614,634
                                                                   ----------

SPECIALIZED CONSUMER SERVICES--0.2%
Escala Group, Inc.(b)(d)                                  75,300      360,687

SPECIALIZED REIT'S--2.7%
Ashford Hospitality Trust, Inc.                          120,700    1,583,584
DiamondRock Hospitality Co.                               61,700    1,092,090
Entertainment Properties Trust                            12,300      746,610
Hersha Hospitality Trust                                  22,500      259,650
Highland Hospitality Corp.                               103,100    1,461,958
Winston Hotels, Inc.                                      78,000    1,059,240
                                                                   ----------
                                                                    6,203,132
                                                                   ----------

SPECIALTY CHEMICALS--1.5%
Fuller (H.B.) Co.                                         96,200    2,507,934
PolyOne Corp.(b)                                         112,300      862,464
                                                                   ----------
                                                                    3,370,398
                                                                   ----------

SPECIALTY STORES--0.4%
Books-A-Million, Inc.(d)                                  46,900      983,962

STEEL--3.4%
Commercial Metals Co.                                     75,000    2,178,750
Metal Management, Inc.                                    41,700    1,528,305
Olympic Steel, Inc.(d)                                    10,600      274,964
Quanex Corp.                                               6,000      222,660
Reliance Steel & Aluminum Co.                             56,000    2,155,440
Steel Dynamics, Inc.(d)                                   44,400    1,443,888
                                                                   ----------
                                                                    7,804,007
                                                                   ----------

SYSTEMS SOFTWARE--0.7%
Sybase, Inc.(b)                                           70,000    1,675,800

TECHNOLOGY DISTRIBUTORS--0.9%
Anixter International, Inc.(b)                            24,800    1,453,776
Nu Horizons Electronics Corp.(b)(d)                       14,900      167,923
SYNNEX Corp.(b)                                           17,500      397,425
                                                                   ----------
                                                                    2,019,124
                                                                   ----------

THRIFTS & MORTGAGE FINANCE--5.8%
BankUnited Financial Corp. Class A                        55,900    1,425,450
Corus Bankshares, Inc.(d)                                 70,300    1,575,423
Delta Financial Corp.(d)                                  66,100      624,645
Downey Financial Corp.(d)                                 22,700    1,652,560
First Financial Holdings, Inc.                            16,200      609,444

                                                        SHARES       VALUE
                                                      ----------  -----------

THRIFTS & MORTGAGE FINANCE--(CONTINUED)
FirstFed Financial Corp.(b)(d)                            29,700  $ 1,931,094
ITLA Capital Corp.                                         8,400      445,368
Ocwen Financial Corp.(b)(d)                              109,000    1,640,450
TierOne Corp.(d)                                          35,800    1,116,602
Triad Guaranty, Inc.(b)(d)                                28,800    1,549,440
United Community Financial Corp.                           7,700       96,019
W Holding Co., Inc.                                      142,500      874,950
                                                                  -----------
                                                                   13,541,445
                                                                  -----------

TOBACCO--0.1%
Alliance One International, Inc.(b)                       52,000      336,960

TRADING COMPANIES & DISTRIBUTORS--0.4%
Rush Enterprises, Inc. Class A(b)                         55,700    1,012,626

TRUCKING--1.3%
P.A.M. Transportation Services, Inc.(b)                    5,400      129,546
Saia, Inc.(b)                                              3,200       79,328
Swift Transportation Co., Inc.(b)(d)                      72,500    2,056,825
U.S. Xpress Enterprises, Inc. Class A(b)(d)               46,500      810,495
                                                                  -----------
                                                                    3,076,194
                                                                  -----------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
USA Mobility, Inc.                                        11,100      270,174
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $187,464,387)                                    226,296,770
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.6%

PROPERTY & CASUALTY INSURANCE--0.3%
United America Indemnity Ltd. Class A (United
  States)(b)                                              28,500      715,065

REINSURANCE--1.3%
Arch Capital Group Ltd. (United States)(b)                45,000    3,006,000
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,418,839)                                        3,721,065
-----------------------------------------------------------------------------

DOMESTIC WARRANTS--0.0%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc. Strike Price $2.15,
  Exp. 1/31/08(b)(g)                                       2,429            0
-----------------------------------------------------------------------------
TOTAL DOMESTIC WARRANTS
(IDENTIFIED COST $0)                                                        0
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $189,883,226)                                    230,017,835
-----------------------------------------------------------------------------

Phoenix Small-Cap Value Fund

                                                    SHARES         VALUE
                                                 ------------   ------------

SHORT-TERM INVESTMENTS--20.7%

MONEY MARKET MUTUAL FUNDS--19.5%
State Street Navigator Prime Plus (5.32% seven
  day effective yield)(e)                          45,232,299   $ 45,232,299


                                                  PAR VALUE
                                                     (000)         VALUE
                                                 ------------   ------------

COMMERCIAL PAPER(f)--1.2%
UBS Finance Delaware LLC 5.30%, 12/1/06          $      2,770   $  2,770,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $48,002,299)                                     48,002,299
----------------------------------------------------------------------------

TOTAL INVESTMENTS--119.8%
(IDENTIFIED COST $237,885,525)                                   278,020,134(a)

Other assets and liabilities, net--(19.8)%                       (45,901,339)
                                                                ------------
NET ASSETS--100.0%                                              $232,118,795
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $43,514,031 and gross depreciation of $4,155,031 for federal income tax purposes. At November 30, 2006, the aggregate cost of securities for federal income tax purposes was $238,661,239.
(b)   Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)   All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f)   The rate shown is the discount rate.
(g) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At November 30, 2006, these securities amounted to a value of $0 or 0% of net assets.

Phoenix Value Equity Fund

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------    ------------

DOMESTIC COMMON STOCKS--99.0%

AEROSPACE & DEFENSE--1.5%
General Dynamics Corp.                                  5,400    $    404,136
Northrop Grumman Corp.                                  3,900         261,027
                                                                 ------------
                                                                      665,163
                                                                 ------------

BROADCASTING & CABLE TV--3.3%
DIRECTV Group, Inc. (The)(b)                           67,200       1,528,800

BUILDING PRODUCTS--0.2%
PW Eagle, Inc.                                          2,300          78,522

COMMODITY CHEMICALS--0.6%
Lyondell Chemical Co.                                  11,600         286,520

COMPUTER HARDWARE--2.1%
Hewlett-Packard Co.                                    12,300         485,358
International Business Machines Corp.                   5,200         477,984
                                                                 ------------
                                                                      963,342
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--1.3%
Lexmark International, Inc. Class A(b)                  8,700         600,126

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--2.3%
Cummins, Inc.                                           7,400         887,408
FreightCar America, Inc.                                2,900         159,790
                                                                 ------------
                                                                    1,047,198
                                                                 ------------

DEPARTMENT STORES--0.1%
Dillard's, Inc. Class A                                 1,900          67,583

DIVERSIFIED CHEMICALS--1.7%
Ashland, Inc.                                          11,500         777,515

DIVERSIFIED METALS & MINING--5.5%
Freeport-McMoRan Copper & Gold, Inc. Class B
  (Indonesia)(c)                                        8,000         502,960
Phelps Dodge Corp.                                     16,600       2,041,800
                                                                 ------------
                                                                    2,544,760
                                                                 ------------

ELECTRIC UTILITIES--3.6%
FirstEnergy Corp.                                      27,500       1,645,600

HEALTH CARE DISTRIBUTORS--3.3%
AmerisourceBergen Corp.                                32,700       1,503,873

INTEGRATED OIL & GAS--13.0%
ConocoPhillips                                         32,800       2,207,440

                                                    SHARES          VALUE
                                                 ------------    ------------

INTEGRATED OIL & GAS--(CONTINUED)
Exxon Mobil Corp.                                      49,200    $  3,779,052
                                                                 ------------
                                                                    5,986,492
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--5.8%
BellSouth Corp.                                         6,000         267,540
Embarq Corp.                                           18,400         946,680
Qwest Communications International, Inc.(b)           188,100       1,446,489
                                                                 ------------
                                                                    2,660,709
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--4.8%
Morgan Stanley                                         29,000       2,208,640

LEISURE PRODUCTS--0.4%
Marvel Entertainment, Inc.(b)                           7,300         205,130

LIFE & HEALTH INSURANCE--4.3%
MetLife, Inc.                                          31,900       1,873,487
Nationwide Financial Services, Inc. Class A             2,000         104,000
                                                                 ------------
                                                                    1,977,487
                                                                 ------------

MANAGED HEALTH CARE--0.1%
CIGNA Corp.                                               400          50,420

MULTI-LINE INSURANCE--7.7%
Assurant, Inc.                                         10,800         593,568
Genworth Financial, Inc. Class A                       41,800       1,371,040
Hartford Financial Services Group, Inc. (The)          18,400       1,577,984
                                                                 ------------
                                                                    3,542,592
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES--1.1%
Tidewater, Inc.                                         8,900         492,437

OIL & GAS REFINING & MARKETING--0.8%
Tesoro Corp.                                            5,000         352,250

OTHER DIVERSIFIED FINANCIAL SERVICES--2.4%
JPMorgan Chase & Co.                                   23,800       1,101,464

PACKAGED FOODS & MEATS--0.1%
Kraft Foods, Inc. Class A                               1,100          38,555

PHARMACEUTICALS--6.8%
Abbott Laboratories                                       400          18,664
King Pharmaceuticals, Inc.(b)                          64,828       1,071,607
Pfizer, Inc.                                           74,000       2,034,260
                                                                 ------------
                                                                    3,124,531
                                                                 ------------

Phoenix Value Equity Fund

                                                    SHARES          VALUE
                                                 ------------    ------------

PROPERTY & CASUALTY INSURANCE--10.3%
Allstate Corp. (The)                                   10,100    $    641,148
Berkley (W.R.) Corp.                                    9,000         315,990
Chubb Corp. (The)                                      33,600       1,739,136
CNA Financial Corp.(b)                                  3,500         134,750
St. Paul Travelers Cos., Inc. (The)                    36,892       1,911,374
                                                                 ------------
                                                                    4,742,398
                                                                 ------------

REGIONAL BANKS--4.4%
KeyCorp                                                12,400         447,640
SunTrust Banks, Inc.                                   19,200       1,567,680
                                                                 ------------
                                                                    2,015,320
                                                                 ------------

RESTAURANTS--1.1%
McDonald's Corp.                                       12,500         524,625

SEMICONDUCTORS--2.5%
Advanced Micro Devices, Inc.(b)                        52,300       1,128,111

SOFT DRINKS--2.5%
PepsiCo, Inc.                                          18,800       1,165,036

SPECIALTY STORES--0.1%
Office Depot, Inc.(b)                                   1,200          45,432

STEEL--2.5%
Nucor Corp.                                            19,000       1,137,150

THRIFTS & MORTGAGE FINANCE--1.5%
Corus Bankshares, Inc.                                  2,200          49,302
Radian Group, Inc.                                     12,200         649,162
                                                                 ------------
                                                                      698,464
                                                                 ------------

TOBACCO--1.3%
Loews Corp. - Carolina Group                            9,200         573,804
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $40,231,562)                                      45,480,049
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--1.0%

PROPERTY & CASUALTY INSURANCE--0.3%
ACE Ltd. (United States)                                2,654         150,853

REINSURANCE--0.7%
Arch Capital Group Ltd. (United States)(b)              2,608         174,215

                                                    SHARES          VALUE
                                                 ------------    ------------

REINSURANCE--(CONTINUED)
PartnerRe Ltd. (United States)                          1,825    $    127,239
                                                                 ------------
                                                                      301,454
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $421,517)                                            452,307
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.0%
(IDENTIFIED COST $40,653,079)                                      45,932,356
                                                                 ------------

                                                  PAR VALUE
                                                     (000)          VALUE
                                                 ------------    ------------

SHORT-TERM INVESTMENTS--0.2%

COMMERCIAL PAPER(d)--0.2%
UBS Finance Delaware LLC 5.30%, 12/1/06          $        115    $    115,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $115,000)                                            115,000
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $40,768,079)                                      46,047,356(a)

Other assets and liabilities, net--(0.2)%                             (92,424)
                                                                 ------------
NET ASSETS--100.0%                                               $ 45,954,932
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,518,078 and gross depreciation of $320,036 for federal income tax purposes. At November 30, 2006, the aggregate cost of securities for federal income tax purposes was $40,849,314.
(b)   Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)   The rate shown is the discount rate.

PHOENIX INVESTMENT TRUST 97
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2006 (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
      The following is a summary of significant accounting policies consistently followed by the Investment Trust 97 in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

D. SECURITY LENDING:
    Certain Funds loan securities to qualified brokers through an agreement with State Street Bank and the Fund (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.


NOTE 2--ILLIQUID SECURITIES:
     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

NOTE 3--CREDIT RISK AND ASSET CONCENTRATIONS
    Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fundis ability to repatriate such amounts.

    At November 30, 2006, the Small-Cap Value Fund and the Value Equity Fund held $59,064,444 and $16,738,672, respectively, in investments issued by various companies in the Financial sector, comprising 32% and 36%, respectively, of the total net assets of the Funds. The Small-Cap Sustainable Growth Fund held $744,108 in investments issued by various companies in the Information Technology sector, comprising 33% of the total net assets of the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Phoenix Investment Trust 97
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

Date     January 25, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

Date     January 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ W. Patrick Bradley
                         -------------------------------------------------------
                                    W. Patrick Bradley, Chief Financial Officer
                                    and Treasurer
                                    (principal financial officer)

Date     January 25, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.